Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 3,943,449.1	$ 63,287.5	₨ 3,228,261.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,720,988.5	43,668.5	2,188,337.7
Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	486,251.7	7,803.8	407,811.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	449,381.7	7,212.0	347,393.8
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	660,456.7	10,599.5	519,472.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	305,995.4	4,910.9	280,372.2
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	241,368.8	3,873.7	193,180.5
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	577,534.2	9,268.6	440,107.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,222,460.6	19,619.0	1,039,923.6
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	21,959.6	352.4	21,065.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,448.7		2,326.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,361.1		1,940.5
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,262.5		3,815.1
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,389.7		7,500.8
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	68.7		83.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,184.2		3,947.7
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,244.7		1,452.2
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	39,324.8	631.1	29,686.5
Impaired / 91 days or more past due | Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,718.7		1,845.2
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,648.4		1,984.4
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	10,012.5		7,104.6
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,559.4		6,207.8
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	242.7		205.8
Impaired / 91 days or more past due | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	4,653.5		3,580.5
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	13,489.6		8,758.2
Total current or less than 31 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,882,164.7	$ 62,304.0	3,177,509.1
Total current or less than 31 days past due | Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	481,084.3		403,640.2
Total current or less than 31 days past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	444,372.2		343,468.9
Total current or less than 31 days past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	645,181.7		508,552.5
Total current or less than 31 days past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	295,046.3		266,663.6
Total current or less than 31 days past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	241,057.4		192,891.5
Total current or less than 31 days past due | Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	567,696.5		432,579.2
Total current or less than 31 days past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 1,207,726.3		₨ 1,029,713.2